Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of the Parent Company Only
Condensed Balance Sheets
	December 31,
(in thousands)	2013	2012
Assets
Cash and due from bank subsidiaries	$450	$1,863
Investment in equity securities	1,486	1,486
Investment in subsidiaries	122,413	139,849
Premises and equipment	0	1
Deferred tax asset	130	1,424
Other assets	1,011	1,022
Total assets	$125,490	$145,645

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	1,624	3,939
Stockholders’ equity	74,380	92,220
Total liabilities and stockholders’ equity	$125,490	$145,645

Schedule of Condensed Statements of Income
	For the Years Ended December 31,
	2013	2012	2011
Income
Interest and dividends received from subsidiaries	$15,039	$4,596	$5,191
Total income	15,039	4,596	5,191
Expenses
Interest on subordinated notes	1,284	1,381	1,301
Other	1,778	2,889	2,605
Total expenses	3,062	4,270	3,906
Income before income tax benefit and
equity in undistributed income of subsidiaries	11,977	326	1,285
Income tax benefit	1,126	2,257	1,368
Equity in undistributed (losses) income of subsidiaries	(8,129)	239	204
Net income	$4,974	$2,822	$2,857

Schedule of Condensed Statements of Cash Flows
	For the Years Ended December 31,
(in thousands)	2013	2012	2011
Cash flows from operating activities:
Net income	$4,974	$2,822	$2,857
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1	1	2
Equity in undistributed losses (income) of subsidiaries	8,129	(239)	(204)
Stock based compensation expense	19	29	58
Decrease (increase) in deferred tax asset	1,325	(148)	(274)
Other, net	(182)	(813)	(89)
Net cash provided by operating activities	14,266	1,652	2,350

Cash flows from investing activities:
Investment in subsidiary	4,550	1,072	900
Net cash provided by investing activities	4,550	1,072	900

Cash flows from financing activities:

Redemption of 18,255 and 12,000 shares, respectively, of preferred stock	(18,255)	(12,000)	0
Cash dividends paid - preferred stock	(456)	(1,203)	(1,513)
Cash dividends paid - common stock	(978)	(940)	(904)
Warrant redemption	(540)	0	0
Net cash used in financing activities	(20,229)	(14,143)	(2,417)
Net (decrease) increase in cash and due from banks	(1,413)	(11,419)	833
Cash and due from banks at beginning of year	1,863	13,282	12,449
Cash and due from banks at end of year	$450	$1,863	$13,282